Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 2.6%
520,243	(1)	Pinterest, Inc.	$14,187,027	1.4
194,594	(1)	Trade Desk, Inc./The	11,852,720	1.2
			26,039,747	2.6

		Consumer Discretionary: 15.5%
137,887	(1)	Aptiv PLC	15,469,543	1.5
15,662	(1)	Chipotle Mexican Grill, Inc.	26,755,238	2.7
44,276		Domino's Pizza, Inc.	14,605,324	1.5
129,945	(1)	Etsy, Inc.	14,466,777	1.4
150,034	(1)	Expedia Group, Inc.	14,557,799	1.4
156,704	(1),(2)	Floor & Decor Holdings, Inc.	15,391,467	1.5
59,265	(1)	Lululemon Athletica, Inc.	21,583,720	2.1
113,591		Ralph Lauren Corp.	13,252,662	1.3
197,487		Ross Stores, Inc.	20,959,295	2.1
			157,041,825	15.5

		Consumer Staples: 2.9%
86,575	(1)	Celsius Holdings, Inc.	8,046,280	0.8
54,531		Constellation Brands, Inc.	12,318,008	1.2
379,215	(1)	Hostess Brands, Inc.	9,434,869	0.9
			29,799,157	2.9

		Energy: 4.7%
67,691		Cheniere Energy, Inc.	10,668,101	1.1
80,359		Diamondback Energy, Inc.	10,862,126	1.1
172,209		Halliburton Co.	5,448,693	0.5
156,088		Hess Corp.	20,656,686	2.0
			47,635,606	4.7

		Financials: 6.1%
152,543		Apollo Global Management, Inc.	9,634,616	1.0
67,553		LPL Financial Holdings, Inc.	13,672,727	1.3
42,825		MSCI, Inc. - Class A	23,968,724	2.4
177,777		Tradeweb Markets, Inc.	14,047,939	1.4
			61,324,006	6.1

		Health Care: 17.1%
161,576		Agilent Technologies, Inc.	22,352,424	2.2
34,111	(1)	Alnylam Pharmaceuticals, Inc.	6,833,115	0.7
208,109	(1),(2)	Amylyx Pharmaceuticals, Inc.	6,105,918	0.6
176,694		Bio-Techne Corp.	13,108,928	1.3
70,215	(1)	Charles River Laboratories International, Inc.	14,170,791	1.4
114,937	(2)	Conmed Corp.	11,937,357	1.2
289,209	(1)	DexCom, Inc.	33,600,302	3.3
380,415	(1)	Progyny, Inc.	12,218,930	1.2
85,981		Resmed, Inc.	18,828,979	1.9
106,959	(1)	Seagen, Inc.	21,655,989	2.1
51,872	(1)	United Therapeutics Corp.	11,617,253	1.2
			172,429,986	17.1

		Industrials: 14.4%
157,063		Ametek, Inc.	22,825,966	2.3
360,142		Howmet Aerospace, Inc.	15,259,216	1.5
54,938		IDEX Corp.	12,692,326	1.2
108,207		Quanta Services, Inc.	18,031,614	1.8
61,035	(1)	Saia, Inc.	16,606,403	1.6
32,595		TransDigm Group, Inc.	24,024,145	2.4
45,931		United Rentals, Inc.	18,177,653	1.8
380,989	(1)	WillScot Mobile Mini Holdings Corp.	17,860,764	1.8
			145,478,087	14.4

		Information Technology: 30.6%
75,776	(1)	Atlassian Corp.	12,970,578	1.3
323,039		Bentley Systems, Inc.	13,887,447	1.4
154,873	(1)	Cadence Design Systems, Inc.	32,537,269	3.2
70,497		CDW Corp.	13,739,160	1.4
153,544	(1)	Crowdstrike Holdings, Inc.	21,075,449	2.1
255,264	(1)	Datadog, Inc.	18,547,482	1.8
331,116	(1)	Dynatrace, Inc.	14,006,207	1.4
64,742	(1)	Enphase Energy, Inc.	13,613,948	1.3
179,133		Entegris, Inc.	14,690,697	1.5
46,223	(1)	Gartner, Inc.	15,058,067	1.5
39,186	(1)	HubSpot, Inc.	16,800,998	1.7
138,147	(1)	Keysight Technologies, Inc.	22,307,978	2.2
37,008		Monolithic Power Systems, Inc.	18,523,984	1.8
64,642		Motorola Solutions, Inc.	18,496,015	1.8
125,926	(1)	Palo Alto Networks, Inc.	25,152,459	2.5
33,484		Roper Technologies, Inc.	14,756,064	1.5
98,197	(1)	Twilio, Inc.	6,542,866	0.6
77,929	(1)	Workday, Inc.	16,095,456	1.6
			308,802,124	30.6

		Materials: 3.7%
112,949		Ashland, Inc.	11,600,992	1.1
95,692		Avery Dennison Corp.	17,122,170	1.7
122,870		CF Industries Holdings, Inc.	8,906,846	0.9
			37,630,008	3.7

		Real Estate: 1.4%
200,980		Welltower, Inc.	14,408,256	1.4

	Total Common Stock
	(Cost $954,137,611)		1,000,588,802	99.0

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Repurchase Agreements: 1.6%
3,790,261	(3) Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $3,791,763, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $3,866,066, due 11/01/49-02/01/51)	3,790,261	0.4
2,703,148	(3) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/23, 4.83%, due 04/03/23 (Repurchase Amount $2,704,221, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,757,211, due 04/25/23-02/20/73)	2,703,148	0.2
1,782,781	(3) Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $1,783,486, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $1,818,437, due 12/26/24-03/20/53)	1,782,781	0.2
3,790,261	(3) Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $3,791,791, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $3,866,090, due 04/14/23-03/21/28)	3,790,261	0.4
3,790,261	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $3,791,763, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $3,866,066, due 04/06/23-02/20/53)	3,790,261	0.4

	Total Repurchase Agreements
	(Cost $15,856,712)	15,856,712	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
14,009,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $14,009,000)	14,009,000	1.4

	Total Short-Term Investments
	(Cost $29,865,712)	29,865,712	3.0

	Total Investments in Securities (Cost $984,003,323)	$1,030,454,514	102.0
	Liabilities in Excess of Other Assets	(19,942,649)	(2.0)
	Net Assets	$1,010,511,865	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2023.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$1,000,588,802	$–	$–	$1,000,588,802
Short-Term Investments	14,009,000	15,856,712	–	29,865,712
Total Investments, at fair value	$1,014,597,802	$15,856,712	$–	$1,030,454,514

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $988,905,368.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$120,868,508
Gross Unrealized Depreciation	(79,319,362)
Net Unrealized Appreciation	$41,549,146